Subsidiary Guarantors (Details) (Senior notes, 2022 Notes, USD $) In Millions, unless otherwise specified	Apr. 02, 2014
Senior notes | 2022 Notes
Subsidiary Guarantors
Issuance of debt	$ 500.0
Stated interest rate (as a percent)	6.75%